Restricted assets (Table)	12 Months Ended
Dec. 31, 2023
Restricted Availability Assets [Abstract]
Summary of Restricted Asset

	December 31, 2023	December 31, 2022
Argentine Treasury Bonds adjusted by CER in pesos maturing in 2024	12,799	128,642

	12,799	128,642